Basis of Presentation and General Information - Non-Vessel Owning Subsidiaries (Details)	6 Months Ended
Jun. 30, 2026
Dynagas Operating GP LLC
Basis of Presentation and General Information
Ownership percentage	100.00%
Dynagas Holding Ltd
Basis of Presentation and General Information
Ownership percentage	42.90%
Dynagas Operating GP LLC
Basis of Presentation and General Information
General partner interest in dynagas LNG partners LP	100.00%
Dynagas Operating LP
Basis of Presentation and General Information
Ownership interest in subsidiary	100.00%
Dynagas Holding Ltd | General Partner
Basis of Presentation and General Information
General partner interest in dynagas LNG partners LP	0.10%